Document and Entity Information	May 11, 2023
Cover [Abstract]
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0001137091
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address, Address Line One	201 Mittel Drive
Entity Address, City or Town	Wood Dale
Entity Address, Postal Zip Code	60191
City Area Code	(630)
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false